Dividends	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Dividends
38.	DIVIDENDS

Record date	Payment date	Total Dividends on Common Stock

July 2, 2024	July 19, 2024	$7.1

August 23, 2024	September 27, 2024	7.1

November 27, 2024	December 27, 2024	7.3

		$21.5

During the nine month period ended December 31, 2024, the Company paid ordinary dividends to common shareholders on a quarterly basis at US
$0.05 per common share in the aggregate amount of $21.5 million (March 31, 2024 - $27.9 million), recorded as a distribution through retained earnings.